Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,379,327,949.30
Previously Paid Amount	0.00
Total Fee Amount	190,485.19
Total Offset Amount	0.00
Net Fee	$ 190,485.19
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A